Contracts assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONTRACT ASSETS
Beginning balance	$ 1,493	$ 1,263
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	131	154
Increase in contract liabilities included in contract assets during the year	(175)	(168)
Increase in contract assets from revenue recognized during the year	1,915	1,770
Contract assets transferred to trade receivables	(1,461)	(1,321)
Contract assets transferred to trade receivables	47
Acquisitions	0	0
Contract terminations transferred to trade receivables	(205)	(219)
Other	(54)	14
Ending balance	1,644	1,493
CONTRACT LIABILITIES
Opening balance	899	894
Revenue recognized included in contract liabilities at the beginning of the year	(666)	(625)
Increase in contract liabilities during the year	644	628
Acquisitions	(4)	13
Contract terminations transferred to trade receivables	24	(4)
Other	(54)	(7)
Ending balance	890	899
Contract assets
CONTRACT LIABILITIES
Allowance for doubtful accounts	$ 68	$ 73	$ 90